Deferred Tax Assets and Liabilities - Summary of Change in Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Taxes [line items]
Beginning balance	$ (10,235)	$ (10,607)	$ (11,105)
Recognized in profit or loss	701	348	32
Recognized in other comprehensive income	(177)	(167)	361
Other movements and effect of changes in foreign exchange rates	193	190	105
Ending balance	$ (9,518)	$ (10,235)	$ (10,607)